Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2022
Fidelity Asset Manager 85% | Return Before Taxes
Average Annual Return:
Past 1 year	17.10%
Past 5 years	14.40%
Past 10 years	12.38%
Fidelity Asset Manager 85% | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.05%
Past 5 years	13.25%
Past 10 years	11.22%
Fidelity Asset Manager 85% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.53%
Past 5 years	11.23%
Past 10 years	9.88%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0253
Average Annual Return:
Past 1 year	16.80%
Past 5 years	13.84%
Past 10 years	12.37%